Cover	Jul. 15, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 15, 2026
Entity File Number	001-41646
Entity Registrant Name	Four Leaf Acquisition Corporation
Entity Central Index Key	0001936255
Entity Tax Identification Number	88-1178935
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Park Offices Drive
Entity Address, Address Line Two	Suite 300-4133
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27713
City Area Code	212
Local Phone Number	479-1923
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one redeemable warrant
Trading Symbol	FORLU
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FORL
Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	FORLW